INTERNALLY DEVELOPED SOFTWARE, NET - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Research and Development [Abstract]
Amortization expense on internally developed software	$ 2.4	$ 0.8	$ 0.3